Housing Loans and Deposits From Customers in the Banking Business (Tables)	12 Months Ended
Mar. 31, 2013
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2013, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2015	36,579
2016	14,533
2017	4,056
2018	3,404
2019	2,065
Later years	42,995

Total	103,632